Average Annual Total Returns - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 29, 2023
VIP Asset Manager Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.94%)
Past 5 years	3.75%
Past 10 years	5.66%
VIP Asset Manager Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.03%)
Past 5 years	3.64%
Past 10 years	5.54%
VIP Asset Manager Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.15%)
Past 5 years	3.49%
Past 10 years	5.38%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0001
Average Annual Return:
Past 1 year	(13.96%)
Past 5 years	3.71%
Past 10 years	5.65%